Schedule of other receivables and currents assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 10,762,364	$ 8,220,641
Prepayments and other deposits	5,699,127	6,730,423
Other receivables	9,579,098	11,903,976
Total	$ 26,040,589	$ 26,855,040